SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 9 - SUBSEQUENT EVENT

The Company has evaluated events from the six months ended June 30, 2023 through the date the financial statements were issued. There were no subsequent events that need disclosure.